Credit Facilities and Lease Obligations - Maturity Schedule (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 06, 2021	Apr. 27, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 875	$ 47,000	$ 1,500	$ 875
Initial Term Loan | Cost
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					$ 280,400
Initial Term Loan | Cost | 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					0
Initial Term Loan | Cost | 2024
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					0
Initial Term Loan | Cost | 2025
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					280,400
Initial Term Loan | Cost | 2026
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					0
Second Incremental Term Loan | Cost
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					346,800
Second Incremental Term Loan | Cost | 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					18,250
Second Incremental Term Loan | Cost | 2024
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					18,250
Second Incremental Term Loan | Cost | 2025
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					18,250
Second Incremental Term Loan | Cost | 2026
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					292,000
Second Incremental Term Loan | Cost | Further mandatory principal repayments
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					$ 0